Operating segment information	12 Months Ended
Dec. 31, 2016
Operating segment information
Operating segment information
26.	Operating segment information

As disclosed in Note 2(e), until December 31, 2014, the Group managed its business in four segments, namely, bitauto.com business, EP platform business, taoche.com business and digital marketing solutions business. Starting from January 1, 2015, in order to better reflect the structure of business, management started to oversee and monitor its business in three segments, namely advertising business, EP platform business and digital marketing solutions business. Advertising revenue and dealer subscription revenue from taoche.com business were reported under advertising business and EP platform business, respectively.

Beginning from  January 1, 2016, in order to better reflect the structure of the business and provide more clarity regarding the operating performance, management started to oversee and monitor its business across the advertising and subscription business, transaction services business and digital marketing solutions business. Transaction services on the EP platform are reported separately under the new business segment of transaction services business, and the advertising business and the subscription business on EP platform are combined as the advertising and subscription business.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements.

As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group’s revenues are derived from external customers within the PRC, no geographical segments are presented.

There are no intercompany transactions between the operating segments that have an effect on profit or loss before eliminations. The Group does not allocate non-operating income and expenses to each reportable segment. Accordingly, the measure of profit and loss for each reportable segment as reported to the chief operating decision maker is operating profit. A reconciliation of operating profit to profit before tax is presented in the consolidated statements of comprehensive income.

As a result of the above changes in the segment structure, the comparative figures of segment information for the years ended December 31, 2014 and 2015 were revised accordingly.

	Advertising and	Transaction	Digital
	subscription	services	marketing
	business	business	solutions	Total

Year ended, December 31, 2014

Revenue	2,163,909	77,565	376,365	2,617,839
Gross profit	1,720,654	20,351	204,874	1,945,879
Income/(Loss) from operations	585,753	(119,921)	61,427	527,259

Year ended, December 31, 2015

Revenue	3,106,025	664,225	483,945	4,254,195
Gross profit	2,344,872	237,585	220,994	2,803,451
Income/(Loss) from operations	553,455	(1,053,483)	37,890	(462,138)

Year ended, December 31, 2016

Revenue	3,432,986	1,551,676	788,286	5,772,948
Gross profit	2,542,534	668,238	484,197	3,694,969
Income/(Loss) from operations	592,611	(848,267)	146,428	(109,228)

The income/(loss) from operations for the year ended December 31, 2014 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB48.9 million, RMB3.6 million and RMB6.8 million, respectively.

The income/(loss) from operations for the year ended December 31, 2015 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB69.4 million, RMB745.0 million and RMB6.1 million, respectively.

The income/(loss) from operations for the year ended December 31, 2016 for advertising and subscription business, transaction services business, and digital marketing solutions included depreciation and amortization expenses of RMB52.3 million, RMB619.3 million and RMB8.3 million, respectively.

For the year ended December 31, 2016, the gross profit of the transaction services business is mainly attributable to the leasing revenue generated from the automotive financial services platform and the funding costs from borrowings and debts. The leasing revenue and funding costs were immaterial for the years ended December 31, 2014 and 2015.